FUTURE SHARE ISSUANCE - OrangeFin Asset Acquisition (Details) - OrangeFin Asset acquisition									12 Months Ended
	Dec. 31, 2027 USD ($)	Jun. 30, 2027 USD ($)	Dec. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2025 CAD ($) item $ / shares shares	Sep. 30, 2025 USD ($) item shares
FUTURE SHARE ISSUANCE
Cash consideration							$ 1,079,479	$ 750,000	$ 1,079,479	$ 750,000
Number of common shares issued at closing | shares							62,952	62,952	62,952	62,952
Share price on asset acquisition | $ / shares							$ 17.12		$ 17.12
Value of future shares issued before discounting					$ 833,333	$ 833,333		$ 5,000,000
Threshold percentage for issuance of shares									5.00%	5.00%
Solana quantity as on closing date | item									632,302	632,302
Present value of future share consideration							$ 6,606,560
Forecast
FUTURE SHARE ISSUANCE
Value of future shares issued before discounting	$ 833,333	$ 833,333	$ 833,333	$ 833,333